Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services at a point in time in the following categories and regions:

	Year ended December 31, 2025
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	4,604	-	4,604
Germany	2,378	-	2,378
United Kingdom	-	457	457
Other	55	4	59
	7,037	461	7,498

	Year ended December 31, 2024
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	6,691	-	6,691
Germany	1,360	-	1,360
Colombia	300	-	300
United Kingdom	-	976	976
Other	141	119	260
	8,492	1,095	9,587

	Year ended December 31, 2023
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	3,416	-	3,416
Germany	3,563	-	3,563
Other	164	-	164
	7,143	-	7,143

Summary of deferred revenue

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2025
	Current	Non-Current	Total
	$	$	$
Pharmanovia	-	999	999
NK Meditech Limited	-	50	50
Davimed GmbH	9	-	9
	9	1,049	1,058

	December 31, 2024
	Current	Non-Current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech Limited	5	39	44
	120	914	1,034